UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21685

Hatteras Core Alternatives Fund, L.P.
(Exact name of registrant as specified in charter)

8510 Colonnade Center Drive Suite 150

Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

David B. Perkins

8510 Colonnade Center Drive Suite 150

Raleigh, NC 27615
(Name and address of agent for service)

919-846-2324

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-ANNUAL REPORT SEPTEMBER 30, 2022

Hatteras Core Alternatives Fund, L.P.

Hatteras Core Alternatives TEI Fund, L.P.

Hatteras Core Alternatives Institutional Fund, L.P.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

Hatteras Core Alternatives Funds

Hatteras Core Alternatives Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives Institutional Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the period ended September 30, 2022
(Unaudited)

Hatteras Core Alternatives Funds

As of and for the period ended September 30, 2022
(Unaudited)

Hatteras Core Alternatives Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives TEI Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives Institutional Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

Table of Contents

Statements of Assets, Liabilities and Partners’ Capital	1
Statements of Operations	2
Statements of Changes in Partners’ Capital	3
Statements of Cash Flows	4
Notes to Financial Statements	5-15
Board of Directors	16
Fund Management	17
Other Information	18
Financial Statements of Hatteras Master Fund, L.P.	19

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Statements of Assets, Liabilities and Partners’ Capital

September 30, 2022 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Assets
Investment in Hatteras Master Fund, L.P., at fair value	$48,415,383	$61,073,461	$57,877,766	$154,100,320
Cash and cash equivalents	134,621	130,060	129,956	243,361
Receivable for withdrawals from Hatteras Master Fund, L.P.	73,303	65,836	88,965	217,038
Other receivables	129	125	125	102
Total assets	$48,623,436	$61,269,482	$58,096,812	$154,560,821
Liabilities and partners’ capital
Servicing fees payable	78,573	98,478	93,896	249,080
Performance allocation	73,304	65,836	88,965	217,038
Professional fees payable	49,881	38,200	48,591	37,675
Accounting, administration and transfer agency fees payable	19,209	29,612	22,216	39,881
Other payables	5,849	8,921	6,566	18,383
Printing fees payable	2,356	2,356	2,356	2,356
Custodian fees payable	230	1,570	309	1,608
Withholding tax payable	—	359,627	—	557,505
Total liabilities	229,402	604,600	262,899	1,123,526
Partners’ capital	48,394,034	60,664,882	57,833,913	153,437,295
Total liabilities and partners’ capital	$48,623,436	$61,269,482	$58,096,812	$154,560,821
Components of partners’ capital
Paid-in capital	$3,950,351	$10,646,693	$4,135,629	$(13,554,956)
Total distributable earnings	44,443,683	50,018,189	53,698,284	166,992,251
Partners’ capital	$48,394,034	$60,664,882	$57,833,913	$153,437,295
Net asset value per unit	$163.74	$158.40	$172.69	$168.27
Maximum offering price per unit**	$167.08	$161.63	$172.69	$168.27
Number of authorized units	7,500,000.00	7,500,000.00	10,000,000.00	7,500,000.00
Number of outstanding units	295,558.33	382,987.25	334,897.35	911,872.33

*	Consolidated Statement. See Note 2 in the notes to the financial statements.
**	The maximum sales load for the Hatteras Core Alternatives Fund, L.P. and the Hatteras Core Alternatives TEI Fund, L.P. is 2.00%. The remaining funds are not subject to a sales load.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Statements of Operations

For the period ended September 30, 2022 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Net investment income/(loss) allocated from Hatteras Master Fund, L.P.
Investment income	$270	$339	$323	$859
Operating expenses	(351,560)	(443,219)	(420,268)	(1,119,881)
Net investment income/(loss) allocated from Hatteras Master Fund, L.P.	(351,290)	(442,880)	(419,945)	(1,119,022)
Feeder Fund investment income
Interest	457	456	448	393
Total Feeder Fund investment income	457	456	448	393
Feeder Fund expenses
Servicing fee	156,733	196,517	187,290	496,812
Accounting, administration and transfer agency fees	39,453	60,492	47,323	83,598
Insurance fees	28,159	35,450	33,436	88,476
Professional fees	26,415	17,000	25,903	18,575
Printing fees	1,012	1,012	1,012	1,012
Custodian fees	2,826	2,743	2,826	2,751
Witholding tax	—	113,472	—	95,892
Other expenses	9,407	2,659	5,181	2,646
Total Feeder Fund expenses	264,005	429,345	302,971	789,762
Net investment income/(loss)	(614,838)	(871,769)	(722,468)	(1,908,391)
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments allocated from Hatteras Master Fund, L.P.
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exhange transactions	24,288	30,694	29,013	77,329
Net change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exhange translations	1,191,765	1,502,489	1,424,681	3,796,345
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments allocated from Hatteras Master Fund, L.P.	1,216,053	1,533,183	1,453,694	3,873,674
Net increase/(decrease) in partners’ capital resulting from operations	$601,215	$661,414	$731,226	$1,965,283

*	Consolidated Statement. See Note 2 in the notes to the financial statements.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Statements of Changes in Partners’ Capital

For the year ended March 31, 2022 and the period ended September 30, 2022 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
	Limited Partners	Limited Partners	Limited Partners	Limited Partners
Partners’ Capital, at March 31, 2021	$49,280,569	$62,554,821	$58,581,213	$155,421,056
Capital contributions	149,998	50,000	—	—
Capital withdrawals	(5,392,286)	(7,181,758)	(5,952,663)	(15,740,472)
Performance allocation	(435,054)	(530,480)	(518,155)	(1,366,795)
Net investment income/(loss)	(1,042,391)	(1,497,594)	(1,222,605)	(3,353,120)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	1,736,440	2,243,951	2,001,591	5,253,918
Net change in unrealized appreciation/depreciation on investments in Adviser Funds, securites and foreign exchange translations	3,539,147	4,409,846	4,266,690	11,401,374
Partners’ Capital, at March 31, 2022	$47,836,423	$60,048,786	$57,156,071	$151,615,961
Capital contributions	—	—	—	—
Capital withdrawals	—	—	—	—
Performance allocation	(43,604)	(45,318)	(53,384)	(143,949)
Net investment income/(loss)	(614,838)	(871,769)	(722,468)	(1,908,391)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	24,288	30,694	29,013	77,329
Net change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exchange translations	1,191,765	1,502,489	1,424,681	3,796,345
Partners’ Capital, at September 30, 2022	$48,394,034	$60,664,882	$57,833,913	$153,437,295

*	Consolidated Statement. See Note 2 in the notes to the financial statements.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Statements of Cash Flows

For the period ended September 30, 2022 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Cash flows from operating activities:
Net increase/(decrease) in partners’ capital resulting from operations	$601,215	$661,414	$731,226	$1,965,283
Adjustments to reconcile net increase/(decrease) in partners’ capital resulting from operations to net cash provided by operating activies:
Purchases of interests in Hatteras Master Fund, L.P.	—	—	—	—
Proceeds, net of change in withdrawals receivable, from Hatteras Master Fund, L.P.	169,411	187,653	197,912	622,220
Net investment (income)/loss allocated from Hatteras Master Fund, L.P.	351,290	442,880	419,945	1,119,022
Net realized (gain)/loss from investments in Adviser Funds, securities and foreign exchange transactions allocated from Hatteras Master Fund, L.P.	(24,288)	(30,694)	(29,013)	(77,329)
Net change in unrealized (appreciation)/depreciation on investments in Adviser Funds, securities and foreign exchange translations allocated from Hatteras Master Fund, L.P.	(1,191,765)	(1,502,489)	(1,424,681)	(3,796,345)
(Increase)/Decrease in receivable for withdrawals from Hatteras Master Fund, L.P.	(43,603)	(45,319)	(53,384)	(143,949)
(Increase)/Decrease in other receivables	(129)	(125)	(125)	(102)
(Increase)/Decrease in prepaid assets	23,639	29,802	27,997	74,008
Increase/(Decrease) in servicing fees payable	52,550	65,820	62,803	166,611
Increase/(Decrease) in professional fees payable	(4,693)	(242,308)	(4,605)	(456,192)
Increase/(Decrease) in printing fees payable	(746)	(746)	(746)	(746)
Increase/(Decrease) in accounting, administration and transfer agency fees payable	(2,892)	(2,875)	(2,887)	(2,976)
Increase/(Decrease) in custodian fees payable	66	517	121	537
Increase/(Decrease) in other payables	4,566	1,903	5,393	10,814
Net cash provided by operating activities	(65,379)	(74,940)	(70,044)	38,361
Cash flows from financing activities:
Capital contributions	—	—	—	—
Capital withdrawals, net of change in withdrawals payable and performance allocation	—	—	—	—
Net cash used in financing activities	—	—	—	—
Net change in cash and cash equivalents	(65,379)	(74,940)	(70,044)	38,361
Cash and cash equivalents at beginning of year	200,000	205,000	200,000	205,000
Cash and cash equivalents at end of year	$134,621	$130,060	$129,956	$243,361
Supplemental disclosure of withholding tax paid	$—	$111,038	$—	$299,128

*	Consolidated Statement. See Note 2 in the notes to the financial statements.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the period ended September 30, 2022 (Unaudited)

1.	ORGANIZATION

The Hatteras Core Alternatives Funds, each a “Feeder Fund” and collectively the “Feeder Funds” are:

Hatteras Core Alternatives Fund, L.P.
Hatteras Core Alternatives TEI Fund, L.P.
Hatteras Core Alternatives Institutional Fund, L.P.
Hatteras Core Alternatives TEI Institutional Fund, L.P.

The Feeder Funds are organized as Delaware limited partnerships, and are registered under the Securities Act of 1933 (the “1933 Act”), as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, diversified, management investment companies. The primary investment objective of the Feeder Funds is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Feeder Funds’ secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve their objectives, the Feeder Funds provide their investors with access to a broad range of investment strategies, asset categories and trading advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions, through an investment of substantially all of their assets into the Hatteras Master Fund, L.P. (the “Master Fund” together with the Feeder Funds, the “Funds”), which is registered under the 1940 Act. Hatteras Investment Partners, L.P. (“Hatteras Investment Partners”, the “Investment Manager” or the “General Partner”), a Delaware limited partnership registered as an investment adviser under the Investment Advisers Act of 1940, as amended, serves as Investment Manager to the Master Fund. Investors who acquire units of limited partnership interest in the Feeder Funds (“Units”) are the limited partners (each, a “Limited Partner” and together, the “Limited Partners”) of the Feeder Funds.

The Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. each invest substantially all of their assets in the Hatteras Core Alternatives Offshore Fund, LDC and Hatteras Core Alternatives Offshore Institutional Fund, LDC, (each a “Blocker Fund” and collectively the “Blocker Funds”), respectively. The Blocker Funds are Cayman Islands limited duration companies with the same investment objectives as the Feeder Funds. The Blocker Funds serve solely as intermediate entities through which the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. invest in the Master Fund. The Blocker Funds enable tax-exempt Limited Partners (as defined below) to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt Limited Partners regardless of their tax-exempt status. The Hatteras Core Alternatives TEI Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Fund, LDC and the Hatteras Core Alternatives TEI Institutional Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Institutional Fund, LDC. The Notes to Financial Statements discuss the Feeder Funds’ investment in the Master Fund for Hatteras Core Alternatives TEI Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P. assuming, and as stated previously in the paragraph, their investment in the Master Fund passes through the applicable Blocker Fund.

Each Feeder Fund is considered an investment company under the 1940 Act, following the accounting principles generally accepted in the United States of America (“GAAP”) and the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies (“ASC 946”). The financial statements of the Master Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Feeder Funds’ financial statements. The percentages of the Master Fund’s beneficial limited partnership interests owned by the Feeder Funds at September 30, 2022 are:

Hatteras Core Alternatives Fund, L.P.	15.06%
Hatteras Core Alternatives TEI Fund, L.P.	19.00%
Hatteras Core Alternatives Institutional Fund, L.P.	18.00%
Hatteras Core Alternatives TEI Institutional Fund, L.P.	47.94%

Each of the Feeder Funds has an appointed Board of Directors (collectively the “Board”), which has the rights and powers to monitor and oversee the business affairs of the Feeder Funds, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Feeder Funds’ business.

At the meeting of the Feeder Funds’ Board held on December 7, 2021, by a unanimous vote, the Board approved a Plan of Liquidation of the Master Fund and the Feeder Funds.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with GAAP and are expressed in United States (“U.S.”) dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

The Feeder Funds do not make direct investments in securities or financial instruments, and invest substantially all of their assets in the Master Fund. The Feeder Funds record their investment in the Master Fund at fair value, based on each Feeder Fund’s pro rata percentage of partners’ capital of the Master Fund. Valuation of securities held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is also discussed in the notes to the Master Fund’s financial statements included elsewhere in this report.

b.	Allocations from the Master Fund

The Feeder Funds record their allocated portion of income, expense, realized gains and losses and change in unrealized appreciation and depreciation from the Master Fund.

c.	Feeder Fund Income and Expenses

Interest income on any cash or cash equivalents held by the Feeder Funds is recognized on an accrual basis. Expenses that are specifically attributed to the Feeder Funds are charged to each Feeder Fund. Because the Feeder Funds bear their proportionate share of the management fee of the Master Fund, the Feeder Funds pay no direct management fee to the Investment Manager. The Feeder Funds’ specific expenses are recorded on an accrual basis.

d.	Tax Basis Reporting

Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each of the Feeder Fund’s allocated earnings is established dependent upon the tax filings of the investment vehicles operated by the trading advisers (“Adviser Funds”). Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

e.	Income Taxes

For U.S. Federal income tax purposes, the Feeder Funds are treated as partnerships, and each Limited Partner in each respective Feeder Fund is treated as the owner of its proportionate share of the partners’ capital, income, expenses, and the realized and unrealized gains/(losses) of such Feeder Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Feeder Funds since the Limited Partners are individually liable for the taxes on their share of the Feeder Funds.

The Feeder Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Feeder Funds are subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the Feeder Funds’ tax years ended December 31, 2018 through December 31, 2021, the Feeder Funds are open to examination by major tax jurisdictions under the statute of limitations.

Management has reviewed any potential tax positions as of September 30, 2022 and determined that the Feeder Funds do not have a liability for any unrecognized tax benefits. The Feeder Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended September 30, 2022, the Feeder Funds did not incur any interest or penalties.

The Blocker Funds may be subject to withholding of U.S. Federal income tax at the current statutory rate of their allocable share of the Master Fund’s U.S.-source dividend income and other U.S.-source fixed, determinable annual or periodic gains, profits, or income, as defined in Section 881(a) of the Internal Revenue Code of 1986, as amended. This tax treatment differs in comparison to the tax treatment of most forms of interest income.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (concluded)

f.	Cash and Cash Equivalents

Cash and cash equivalents include amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Feeder Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

g.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

h.	Consolidated Financial Statements

The asset, liability, and equity accounts of the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. are consolidated with their respective Blocker Funds, as presented in the Statements of Assets, Liabilities, and Partners’ Capital, Statements of Operations, Statements of Changes in Partners’ Capital, and Statements of Cash Flows. All intercompany accounts and transactions have been eliminated in consolidation.

3.	ALLOCATION OF LIMITED PARTNERS’ CAPITAL

Allocation Periods begin on the first calendar day of each month and end at the close of business on the last day of each month (“Allocation Period”). The Feeder Funds maintain a separate capital account (“Capital Account”) on their books for each Limited Partner. Net profits or net losses of the Feeder Funds for each Allocation Period will be allocated among and credited to or debited against the Capital Accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the Limited Partners’ capital of the Feeder Funds, which includes; net change in unrealized appreciation or depreciation of investments, realized gain/(loss), and net investment income/(loss) during an Allocation Period.

Each Limited Partner’s Capital Account will have an opening balance equal to the Limited Partner’s initial purchase of the Feeder Fund (i.e., the amount of the investment less any applicable sales load of up to 2.00% of the purchased amount for purchases of Units of Hatteras Core Alternatives Fund, L.P. and Hatteras Core Alternatives TEI Fund, L.P.), and thereafter, will be (i) increased by the amount of any additional purchases by such Limited Partner; (ii) decreased for any payments upon repurchase or sale of such Limited Partner’s Units or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner’s allocable share of the net profits or net losses of the Feeder Fund.

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Ending Units, March 31, 2021	329,799.59	431,007.37	371,895.08	1,012,365.31
Contributions	1,001.45	344.33	—	—
Withdrawals	(35,242.71)	(48,364.45)	(36,997.73)	(100,492.98)
Ending Units, March 31, 2022	295,558.33	382,987.25	334,897.35	911,872.33
Contributions	—	—	—	—
Withdrawals	—	—	—	—
Ending Units, September 30, 2022	295,558.33	382,987.25	334,897.35	911,872.33

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

4.	RELATED PARTY TRANSACTIONS AND OTHER

In consideration for fund services, each Feeder Fund will pay the Investment Manager (in such capacity, the “Servicing Agent”) a fund servicing fee charged at the annual rate of 0.65% of the month-end partners’ capital of each Feeder Fund. The respective Feeder Fund servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the respective Feeder Fund on a pro-rata basis before giving effect to any repurchase of interests in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to its interest holders, including each Feeder Fund.

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill for the last business day of the preceding calendar year (the “Performance Allocation”). The Performance Allocation is calculated for each Feeder Fund at the Master Fund level. The Performance Allocation is made on a “peak to peak,” or “high watermark” basis, which means that the Performance Allocation is made only with respect to new net profits. If the Master Fund has a net loss in any period followed by a net profit, no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. A Performance Allocation of $43,604, $45,318, $53,384, and $143,949 for the period ended September 30, 2022, was allocated to the Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P., respectively.

Hatteras Capital Distributors, LLC (“HCD”), an affiliate of the Investment Manager, serves as the Feeder Funds’ distributor. HCD receives a servicing fee from the Investment Manager based on the partners’ capital of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

U.S. Bank, N.A. (“USB”) serves as custodian of the Feeder Funds’ cash balances and provides custodial services for the Feeder Funds. U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”), serves as the administrator and accounting agent to the Feeder Funds and provides certain accounting, record keeping and investor related services. The Feeder Funds pay a fee to the custodian and administrator based upon average total Limited Partners’ capital, subject to certain minimums.

The Master Fund has engaged ACA Global Group (“ACA Global”) to provide compliance services including the appointment of the Funds’ Chief Compliance Officer. ACA Global is paid an annual fee of $63,000 for services provided, which is allocated among the Funds and other affiliated entities.

As of September 30, 2022, Limited Partners who are affiliated with the Investment Manager owned $2,033,316 (3.52% of partners’ capital) of Hatteras Core Alternatives Institutional Fund, L.P., and $787,677 (0.51% of partners’ capital) of Hatteras Core Alternatives TEI Institutional Fund, L.P.

5.	RISK FACTORS

An investment in the Feeder Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its Adviser Fund holdings for extended periods, which may be several years. Limited Partners should refer to the Master Fund’s financial statements included in this report along with the applicable Feeder Fund’s prospectus, as supplemented and corresponding statement of additional information for a more complete list of risk factors. No guarantee or representation is made that the Feeder Funds’ investment objectives will be met.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

6.	REPURCHASE OF LIMITED PARTNERS’ UNITS

The Board may, from time to time and in its sole discretion, cause the Feeder Funds to repurchase Units from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Feeder Funds should offer to repurchase Units, the Board will consider, among other things, the recommendation of the Investment Manager. After the Board approval of the Plan of Liquidation at the meeting of the Feeder Funds’ Board held on December 7, 2021, the Feeder Funds do not expect to make any offer to repurchase shares prior to its final distribution of any remaining proceeds.

7.	INDEMNIFICATION

In the normal course of business, the Feeder Funds enter into contracts that provide general indemnifications. The Feeder Funds’ maximum exposure under these agreements is dependent on future claims that may be made against the Feeder Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Feeder Funds’ financial performance. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in each Feeder Fund.

The ratios and total return amounts for each Feeder Fund are calculated based on each Limited Partner’s net asset value. The Investment Manager’s interest is excluded from the calculations. An individual Limited Partner’s ratios or returns may vary from the table below based on the timing of contributions and withdrawals and Performance Allocation.

The ratios are calculated by dividing total dollars of income or expenses, as applicable, by the average of total monthly Limited Partners’ capital. The ratios include the Feeder Funds’ proportionate share of the Master Fund’s income and expenses.

Total return amounts are calculated based on the change in unit value during each accounting period.

The portfolio turnover rate is calculated based on the Master Fund’s investment activity, as turnover occurs at the Master Fund level and the Feeder Funds are typically invested 100% in the Master Fund.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Unit Value, March 31, 2017	$106.79	$105.89	$112.53	$111.20
Income from investment operations:
Net investment income/(loss)	(5.97)	(6.59)	(0.54)	(0.71)
Net realized and unrealized gain/(loss) on investment transactions	12.57	12.67	7.40	7.47
Total from investment operations	6.60	6.08	6.86	6.76
Unit Value, March 31, 2018	113.39	111.97	119.39	117.96
Income from investment operations:
Net investment income/(loss)	(6.80)	(7.44)	(0.45)	(0.89)
Net realized and unrealized gain/(loss) on investment transactions	16.27	16.58	10.57	10.68
Total from investment operations	9.47	9.14	10.12	9.79
Unit Value, March 31, 2019	122.86	121.11	129.51	127.75
Income from investment operations:
Net investment income/(loss)	(8.93)	(10.55)	(0.74)	(1.43)
Net realized and unrealized gain/(loss) on investment transactions	(3.46)	(1.99)	(12.38)	(11.85)
Total from investment operations	(12.39)	(12.54)	(13.12)	(13.28)
Unit Value, March 31, 2020	110.47	108.57	116.39	114.47
Income from investment operations:
Net investment income/(loss)*	(2.38)	(3.94)	(2.44)	(3.76)
Net realized and unrealized gain/(loss) on investment transactions	41.34	40.51	43.57	42.81
Total from investment operations	38.96	36.57	41.13	39.05
Unit Value, March 31, 2021	149.43	145.14	157.52	153.52
Income from investment operations:
Net investment income/(loss)*	(3.37)	(3.73)	(3.51)	(3.53)
Net realized and unrealized gain/(loss) on investment transactions	15.79	15.38	16.66	16.28
Total from investment operations	12.42	11.65	13.15	12.75
Unit Value, March 31, 2022	161.85	156.79	170.67	166.27
Income from investment operations:
Net investment income/(loss)*	(2.08)	(2.28)	(2.16)	(2.09)
Net realized and unrealized gain/(loss) on investment transactions	3.97	3.89	4.17	4.10
Total from investment operations	1.89	1.61	2.02	2.00
Unit Value, September 30, 2022	$163.74	$158.40	$172.69	$168.27

*	Calculated using the average shares outstanding method.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

	For the period ended September 30, 2022 (Unaudited)	For the Years Ended March 31,
Hatteras Core Alternatives Fund, L.P.		2022	2021	2020	2019	2018
Total return before Performance Allocation	1.26%	9.21%	37.17%	-10.06%	9.04%	6.20%
Performance Allocation	-0.09%	-0.90%	-1.90%	-0.02%	-0.69%	-0.02%
Total return after Performance Allocation	1.17%	8.31%	35.27%	-10.08%	8.35%	6.18%
Net investment income/(loss)[1]	-2.55%	-2.16%	-1.94%	-1.53%	-1.53%	-1.90%
Operating expenses, excluding Performance Allocation[1,2,3]	2.55%	2.75%	2.77%	2.51%	2.30%	2.56%
Performance Allocation[1]	0.09%	0.90%	1.90%	0.02%	0.69%	0.02%
Net expenses[1]	2.64%	3.65%	4.67%	2.53%	2.99%	2.58%
Partners’ capital, end of year (000’s)	$48,394	$47,836	$49,281	$45,873	$64,607	$74,911
Portfolio turnover rate (Master Fund)	0.00%	108.49%	3.66%	7.96%	9.62%	18.90%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. For the period ended September 30, 2022 and for the years ended March 31, 2022 - 2018, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.00%, 0.11%, 0.10%, 0.04%, 0.05%, and 0.02%, respectively. For the period ended September 30, 2022 and for the years ended March 31, 2022 - 2018, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners’ capital were 2.55%, 2.64%, 2.67%, 2.47%, 2.25%, and 2.54%, respectively.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

	For the period ended September 30, 2022 (Unaudited)	For the Years Ended March 31,
Hatteras Core Alternatives TEI Fund, L.P.		2022	2021	2020	2019	2018
Total return before Performance Allocation	1.11%	8.90%	35.43%	-10.36%	8.83%	6.06%
Performance Allocation	-0.08%	-0.87%	-1.75%	0.00%	-0.67%	-0.32%
Total return after Performance Allocation	1.03%	8.03%	33.68%	-10.36%	8.16%	5.74%
Net investment income/(loss)[1]	-2.88%	2.46%	-3.31%	-1.87%	-1.71%	-2.01%
Operating expenses, excluding Performance Allocation[1,2,3]	2.88%	3.05%	4.13%	2.85%	2.49%	2.66%
Performance Allocation[1]	0.08%	0.87%	1.75%	0.00%	0.67%	0.32%
Net expenses[1]	2.96%	3.92%	5.88%	2.85%	3.16%	2.98%
Partners’ capital, end of year (000’s)	$60,665	$60,049	$62,555	$58,262	$83,498	$96,872
Portfolio turnover rate (Master Fund)	0.00%	108.49%	3.66%	7.96%	9.62%	18.90%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. For the period ended September 30, 2022 and the years ended March 31, 2022 - 2018, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.00%, 0.11%, 0.10%, 0.04%, 0.05%, and 0.02%, respectively; and the ratios of witholding tax to average partners’ capital were 0.19%, 0.35%, 1.40%, 0.43%, 0.19%, 0.23%, and 0.16%, respectively. For the period ended September 30, 2022 and the years ended March 31, 2022 - 2018, the ratios of operating expenses excluding witholding tax, allocated credit facility fees and interest expense to average partners’ capital were 2.69%, 2.59%, 2.63%, 2.38%, 2.25%, and 2.41%, respectively.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

	For the period ended September 30, 2022 (Unaudited)	For the Years Ended March 31,
Hatteras Core Alternatives Institutional Fund, L.P.		2022	2021	2020	2019	2018
Total return before Performance Allocation	1.27%	9.25%	37.28%	-10.11%	9.18%	6.27%
Performance Allocation	-0.09%	0.90%	-1.94%	-0.02%	-0.70%	-0.17%
Total return after Performance Allocation	1.18%	8.35%	35.34%	-10.13%	8.48%	6.10%
Net investment income/(loss)[1]	-2.50%	-2.13%	-1.89%	-1.53%	-1.46%	-1.83%
Operating expenses, excluding Performance Allocation[1,2,3]	2.51%	2.72%	2.71%	2.50%	2.24%	2.48%
Performance Allocation[1]	0.09%	0.90%	1.94%	0.02%	0.70%	0.17%
Net expenses[1]	2.60%	3.62%	4.65%	2.52%	2.94%	2.65%
Partners’ capital, end of year (000’s)	$57,834	$57,156	$58,581	$53,160	$73,552	$83,812
Portfolio turnover rate (Master Fund)	0.00%	108.49%	3.66%	7.96%	9.62%	18.90%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. For the period ended September 30, 2022 and the years ended March 31, 2022 - 2018, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.00%, 0.11%, 0.10%, 0.04%, 0.05%, and 0.02%, respectively. For the period ended September 30, 2022 and the years ended March 31, 2022 - 2018, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners’ capital were 2.51%, 2.61%, 2.61%, 2.46%, 2.19%, and 2.46%, respectively.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (concluded)

	For the period ended September 30, 2022 (Unaudited)	For the Years Ended March 31,
Hatteras Core Alternatives TEI Institutional Fund, L.P.		2022	2021	2020	2019	2018
Total return before Performance Allocation	1.29%	9.21%	35.91%	-10.40%	8.98%	6.25%
Performance Allocation	-0.09%	-0.90%	-1.80%	0.00%	-0.68%	-0.17%
Total return after Performance Allocation	1.20%	8.31%	34.11%	-10.40%	8.30%	6.08%
Net investment income/(loss)[1]	-2.49%	-2.21%	-2.98%	-1.82%	-1.66%	-1.86%
Operating expenses, excluding Performance Allocation[1,2,3]	2.50%	2.79%	3.80%	2.80%	2.43%	2.51%
Performance Allocation[1]	0.09%	0.90%	1.80%	0.00%	0.68%	0.17%
Net expenses[1]	2.59%	3.69%	5.60%	2.80%	3.11%	2.68%
Partners’ capital, end of year (000’s)	$153,437	$151,616	$155,421	$142,420	$198,405	$226,756
Portfolio turnover rate (Master Fund)	0.00%	108.49%	3.66%	7.96%	9.62%	18.90%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. For the period ended September 30, 2022 and the years ended March 31, 2022 - 2018, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.00%, 0.11%, 0.10%, 0.04%, 0.05%, and 0.02%, respectively; and the ratios of witholding tax to average partners’ capital were 0.06%, 0.24%, 1.24%, 0.46%, 0.25%, 0.22%, and 0.14%, respectively. For the period ended September 30, 2022 and the years ended March 31, 2022 - 2018, the ratios of operating expenses excluding witholding tax, allocated credit facility fees and interest expense to average partners’ capital were 2.43%, 2.44%, 2.46%, 2.30%, 2.13%, and 2.27%, respectively.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Concluded)

As of and for the period ended September 30, 2022 (Unaudited)

9. SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Board of Directors
(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information, is set forth below. The business address of each Director is care of Hatteras Investment Partners, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615. The term of office of each Director is from the time of such Director’s election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days’ prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners. The Feeder Funds’ Statements of Additional Information include information about the Directors and may be obtained without charge by calling 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to present); Chief Executive Officer of Hatteras Investment Partners (2014 to present); Co-Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) in 2003.	5
INDEPENDENT DIRECTORS
H. Alexander Holmes May, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to present).	5
Steve E. Moss, CPA February, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to present).	5
Gregory S. Sellers May, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Chief Operating Officer, Spectrum Consultants, Inc., a sales marketing firm in the prior housing industry (2015 to present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to 2015).	5
Thomas Mann February, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to present).	5

[1]	The “Fund Complex” consists of, as of September 30, 2022, the Feeder Funds and the Master Fund.
[2]	Deemed to be an “Interested” Director of the Feeder Funds because of his affiliations with Hatteras Investment Partners.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Fund Management
(Unaudited)

Set forth below is the name, date of birth, position with each Feeder Fund, length of term of office, and the principal occupation for the last five years, of each of the persons currently serving as Executive Officers of the Feeder Funds. The business address of each officer is care of Hatteras Investment Partners, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Kevin Hourihan[2] January 1951	Chief Compliance Officer	Since 2022

Senior Principal Consultant, ACA Global LLC (2022 to present), Chief Compliance Officer of Ashmore Funds, Ashmore Group (2017 to 2022), Investment Management Chief Compliance Officer, Ashmore Equities Investment Management (2015 to 2019).

N/A
Allison Zollicoffer March, 1956	Treasurer	Since 2019

Chief Financial Officer, Hatteras Investment Partners (2018 to present); self-employed as Fractional CFO/Financial Consultant with companies in wholesale distribution, real estate, specialty apparel and light manufacturing (since 2012).

N/A
Brittney L. Chick-Reny February, 1993	Secretary	Since 2019	Director of Operations, Hatteras Investment Partners (2019 to present); Operations Associate (2019).	N/A

[1]	The “Fund Complex” consists of, as of September 30, 2022, the Feeder Funds and the Master Fund.
[2]	William Woolverton resigned as Chief Compliance Officer effective October 7, 2022 and Kevin Hourihan was appointed as Chief Compliance Officer effective October 7, 2022.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Other Information
(Unaudited)

PROXY VOTING

For free information regarding how the Master Fund voted proxies during the period ended June 30, 2022 or to obtain a free copy of the Master Fund’s complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Feeder Funds file their complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Feeder Funds’ Form N-PORT is available, without charge and upon request, on the SEC’s website at http://www.sec.gov.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the period ended September 30, 2022
(Unaudited)

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

As of and for the period ended September 30, 2022
(Unaudited)

Table of Contents

Schedule of Investments	1
Statement of Assets, Liabilities and Partners’ Capital	2
Statement of Operations	3
Statements of Changes in Partners’ Capital	4
Statement of Cash Flows	5
Notes to Financial Statements	6-13
Board of Directors (Unaudited)	14
Fund Management (Unaudited)	15
Other Information (Unaudited)	16

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments

September 30, 2022 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

Investments in Private Preferred Equity — (100.13%)	Cost	Fair Value
The Beneficient Company Group, L.P. - Preferred Series B-2 Unit Accounts (a)	$309,030,746	$321,887,526
Total Investments in Private Preferred Equity	309,030,746	321,887,526

Total Investments — (100.13%)	309,030,746	321,887,526
Liabilities in Excess of Other Assets — (-0.13%)		(420,596)
Partners’ Capital — (100.00%)		$321,466,930

(a)	Private Preferred Equity security has limited resale or redemptions terms.

See notes to financial statements.

1

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

September 30, 2022 (Unaudited)

Assets
Investments in Adviser Funds and securities, at fair value (cost $309,030,746)	$321,887,526
Cash and cash equivalents	1,211,234
Receivable from redemption of Adviser Funds	4,854
Dividends and interest receivable	725
Total assets	$323,104,339
Liabilities and partners’ capital
Performance allocation payable	445,142
Management fee payable	802,668
Professional fees payable	240,435
Accounting, administration and transfer agency fees payable	98,449
Risk management fees payable	9,302
Custodian fees payable	5,218
Compliance consulting fees payable	18,323
Director fee payable	15,692
Other accrued expenses	2,180
Total liabilities	1,637,409
Partners’ capital	321,466,930
Total liabilities and partners’ capital	$323,104,339

See notes to financial statements.

2

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Operations

For the period ended September 30, 2022 (Unaudited)

Investment income
Interest	$1,791
Total investment income	1,791
Operating expenses
Management fee	1,599,782
Professional fees	206,113
Accounting, administration and transfer agency fees	196,894
Directors expense	195,692
Risk management expense	83,152
Compliance consulting fees	28,927
Custodian fees	14,099
Other expenses	8,843
Printing expense	1,426
Total operating expenses	2,334,928
Net investment income/(loss)	(2,333,137)
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments in Adviser Funds,securities and foreign exchange transactions
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	161,324
Net change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exchange translations	7,915,280
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exchange transactions	8,076,604
Net increase/(decrease) in partners’ capital resulting from operations	$5,743,467

See notes to financial statements.

3

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statements of Changes in Partners’ Capital

For the year ended March 31, 2022 and the period ended September 30, 2022 (Unaudited)

	General Partner’s Capital	Limited Partners’ Capital	Total Partners’ Capital
Partners’ capital, at March 31, 2021	$—	$325,544,191	$325,544,191
Capital contributions	—	751,306	751,306
Capital withdrawals	(2,850,484)	(38,077,152)	(40,927,636)
Net investment income/(loss)	—	(3,320,160)	(3,320,160)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	—	11,235,900	11,235,900
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds, securities and foreign exchange translations	—	23,617,057	23,617,057
Performance allocation	2,850,484	(2,850,484)	—
Partners’ capital, at March 31, 2022	$—	$316,900,658	$316,900,658
Capital contributions	—		—
Capital withdrawals	(286,255)	(890,940)	(1,177,195)
Net investment income/(loss)	—	(2,333,137)	(2,333,137)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	—	161,324	161,324
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds, securities and foreign exchange translations	—	7,915,280	7,915,280
Performance allocation	286,255	(286,255)	—
Partners’ capital, at September 30, 2022	$—	$321,466,930	$321,466,930

See notes to financial statements.

4

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Cash Flows

For the period ended September 30, 2022 (Unaudited)

Cash flows from operating activities:
Net increase / (decrease) in partners’ capital resulting from operations	$5,743,467
Adjustments to reconcile net increase / (decrease) in partners’ capital resulting from operations to net cash used in operating activities:
Purchases of Adviser Funds and securities	(4,491,912)
Proceeds from redemptions, sales, or other dispositions of Adviser Funds and securities, net of change in related receivables	5,890,488
Net realized (gain) / loss from investments in Adviser Funds, securities and foreign exchange transactions	(161,324)
Net change in unrealized appreciation / depreciation on investments in Adviser Funds, securities and foreign exchange translations	(7,915,280)
(Increase) / Decrease in dividends and interest receivable	(717)
(Increase) / Decrease in prepaid assets	64
Increase / (Decrease) in management fee payable	537,397
Increase / (Decrease) in professional fees payable	(14,985)
Increase / (Decrease) in accounting, administration and transfer agency fees payable	(32,812)
Increase / (Decrease) in risk management fees payable	(30,558)
Increase / (Decrease) in custodian fees payable	1,775
Increase / (Decrease) in compliance consulting fees payable	7,928
Increase / (Decrease) in director fee payable	15,692
Increase / (Decrease) in other accrued expenses	20
Net cash used in operating activities	(450,757)
Cash flows from financing activities:
Capital contributions	—
Capital withdrawals, net of change in withdrawals payable and performance allocation	(890,940)
Net cash used in financing activities	(890,940)
Net change in cash and cash equivalents	(1,341,697)
Cash and cash equivalents at beginning of year	2,552,931
Cash and cash equivalents at end of year	$1,211,234
Supplemental disclosure of interest expense paid	$—
Supplemental disclosure line of credit fees paid	$—

See notes to financial statements.

5

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the period ended September 30, 2022 (Unaudited)

1.	ORGANIZATION

Hatteras Master Fund, L.P. (the “Master Fund”) was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on January 1, 2005. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Master Fund is managed by Hatteras Investment Partners, L.P. (“Hatteras Investment Partners”, the “Investment Manager” or the “General Partner”), a Delaware limited partnership registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The primary objective of the Master Fund is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Master Fund’s secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve its objectives, the Master Fund provides its limited partners (each, a “Limited Partner” and together, the “Limited Partners”) with access to a broad range of investment strategies, asset categories, and trading advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions. The Master Fund invests with each Adviser by becoming a participant in an investment vehicle operated by such Adviser (each an “Adviser Fund”, collectively, the “Adviser Funds”) which includes exchange-traded funds (“ETFs”), hedge funds, and investment funds.

The Master Fund is considered an investment company under the 1940 Act, following the accounting principles generally accepted in the United States of America (“GAAP”) and the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies (“ASC 946”).

The Master Fund has an appointed Board of Directors (the “Board”), which has the rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund’s business.

At the meeting of the Feeder Funds’ Board held on December 7, 2021, by an unanimous vote, the Board approved a Plan of Liquidation of the Master Fund and the Feeder Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Master Fund’s accounting and reporting policies conform with GAAP.

b.	Cash and Cash Equivalents

Cash and cash equivalents include amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Investments

The Master Fund’s valuation procedures have been approved by the Board. The valuation procedures are implemented by the Master Fund’s Investment Manager and the Master Fund’s third party administrator, which report to the Board. For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund.

Investments held by the Master Fund include:

●

Investments in Adviser Funds — The Master Fund values interests in the Adviser Funds at fair value, using the net asset value (“NAV”) or pro rata interest in the members’ capital of the Adviser Funds as a practical expedient, as provided by the investment managers of such Adviser Funds. These Adviser Funds value their underlying investments in accordance with policies established by such Adviser Funds, which ordinarily will be the value determined by their respective investment managers. Investments in Adviser Funds are subject to the terms of the Adviser Funds’ offering documents. Valuations of the Adviser Funds may be subject to estimates and are net of

6

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (continued)

management and performance incentive fees or allocations payable to the Adviser Funds’ investment managers as required by the Adviser Funds’ offering documents. If the Investment Manager determine that the most recent value reported by any Adviser Fund does not represent fair value or if any Adviser Fund fails to report a value to the Master Fund, a fair value determination is made under the Master Fund’s valuation procedures under the general supervision of the Board. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of the Adviser Funds in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the Adviser Funds were sold.

The interests of some Adviser Funds, primarily investments in private equity funds, may be valued based on the best information available at the time the Master Fund’s partners’ capital is calculated. The Investment Manager have established procedures for reviewing the effect on the Master Fund’s partners’ capital due to the timing of the reported value of interests received for certain Adviser Funds. The Master Fund is not able to obtain complete investment holding details of each of the Adviser Funds held within the Master Fund’s portfolio in order to determine whether the Master Fund’s proportional share of any investments held by the Adviser Funds exceed 5% of the partners’ capital of the Master Fund as of September 30, 2021.

●

Investments in Securities — Securities traded on one or more of the United States (“U.S.”) national securities exchanges or the OTC Bulletin Board will be valued at their last sales price. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Money market funds are valued daily at their net asset value.

●

Investments in Private Companies — Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Manager. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent round of financing in the company’s stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Investment Manager’s own assumptions (including appropriate risk adjustments for nonperformance and lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets — e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions — adjusted by the Investment Manager for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the Investment Manager to be the best indicator of fair value). These valuation methodologies involve a significant degree of judgment. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of investments in private companies in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the investments in private companies were sold.

●

Investments in Options — Options contracts give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. For the period ended September 30, 2021, the Master Fund held options that were granted from one of the Master Fund’s private companies. Options are valued by the Investment Manager using an option pricing model. As of September 30, 2021, the fair value of options held by the Master Fund had no effect on the Schedule of Investments. For the period ended September 30, 2021, options had no effect on the change in unrealized appreciation/depreciation in the Master Fund’s Statement of Operations. During the period ended September 30, 2021, no other derivatives were held by the Master Fund.

7

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (continued)

●

Investments in Private Preferred Equity — The Master Fund values interests in Private Preferred Equity Investments at contract value based on the NAV or pro rata interest of Adviser Funds contributed in-kind, or fair value as determined by the Adviser.

The Master Fund classifies its assets and liabilities in accordance with ASC 820 — Fair Value. The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s assets and liabilities. The inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities that the Master Fund has the ability to access.

●

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

●

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The following table presents the Master Fund’s fair value hierarchy for those assets and liabilities measured at fair value as of September 30, 2022. Assets and liabilities are valued using NAV as practical expedient, an indicator of fair value, and are listed in a separate column to permit reconciliation to the totals in the Statement of Assets, Liabilities and Partners’ Capital.

Investments at Value	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investment Type
Private Preferred Equity	$—	$—	$321,887,526	$—	$321,887,526
Total Investments	$—	$—	$321,887,526	$—	$321,887,526

The following reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Level 3 Investments	Balances as of March 31, 2022	Transfers into/ (out of)	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Distributions	Gross Purchases	Gross Sales	Balance as of September 30, 2022
Private Preferred Equity	$ 315,217,121	$ —	$ —	$ 7,915,280	$ —	$ —	$ (1,244,875)	$ 321,887,526
Total Level 3 Investments	$ 315,217,121	$ —	$ —	$ 7,915,280	$ —	$ —	$ (1,244,875)	$ 321,887,526

The net realized gain/(loss) and change in unrealized appreciation/depreciation in the table above are reflected in the accompany Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at September 30, 2022 is $7,915,280.

8

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (concluded)

The following is a summary of qualitative information about significant unobservable inputs for Level 3 Fair Value Measurements held as of September 30, 2022:

Type of Level 3 Investment	Fair Value as of September 30, 2022	Unobservable Input	Range	Weighted Average of Unobservable Inputs
Private Preferred Equity	$321,887,526	Transaction Price, plus accrued interest	N/A	N/A
Total Level 3 Investments	$321,887,526

As the inputs above increase, the value of investments increase.

The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Adviser Funds, would generally be the net asset value as provided by the Adviser Fund or its administrator

d.	Investment Transactions and Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. Capital gain distributions received are recorded as capital gains as soon as information is available to the Master Fund. Investments in short-term investments, mutual funds, private companies and exchange traded funds are recorded on a trade date basis. Investments in Adviser Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Adviser Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective. Realized gains and losses on Adviser Fund and security redemptions are determined on identified cost basis, when available. For Adviser Funds that are not unitized, the cost relieved to calculate realized gains and losses is based on percentage of capital redeemed. Distributions received from Adviser Funds are recorded on the effective date, based on the character determined by the underlying partnership. Return of capital or security distributions received from Adviser Funds and securities are accounted for as a reduction to cost.

e.	Foreign Currency

Investments in Adviser Funds, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

f.	Master Fund Expenses

The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; directors’ fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board. Risk management expense includes expenses incurred by the Master Fund for third party valuation services, independent due diligence reviews of Adviser Funds, and other analytical and risk mitigation services provided to the portfolio.

9

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (concluded)

g.	Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdiction in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the Master Fund’s tax years ended December 31, 2018 through December 31, 2021 the Master Fund is open to examination by major tax jurisdictions under the statute of limitations.

The Master Fund has reviewed any potential tax positions as of September 30, 2022 and has determined that it does not have a liability for any unrecognized tax benefits or expense. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Master Fund did not incur any material interest or penalties. Due to the timing of tax information received from the Adviser Funds, tax basis reporting is not available as of the balance sheet date.

h.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

3.	ALLOCATION OF PARTNERS’ CAPITAL

Net profits or net losses of the Master Fund for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; (5) the day preceding the day on which a substituted Limited Partner is admitted to the Master Fund; or (6) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.	REPURCHASE OF LIMITED PARTNERS’ INTERESTS

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager. After the Board approval of the Plan of Liquidation at the meeting of the Master Fund’s Board held on December 7, 2021, the Master Fund does not expect to make any offer to repurchase interests of Limited Partners prior to its final distribution of any remaining proceeds.

5.	MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS

The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of the investment management agreement between the Master Fund and the Investment Manager (the “Advisory Agreement”). Under the Advisory Agreement, the Investment Manager is responsible for developing, implementing and supervising the Master Fund’s investment program. In consideration for the advisory and other services provided by the Investment Manager, the Master Fund pays the Investment Manager a management fee (the “Management Fee”) equal to 1.00% on an annualized basis of the aggregate value of its partners’ capital determined as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

10

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

5.	MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS (concluded)

The sub-advisory agreement among the Master Fund, the Investment Manager and Portfolio Advisers, LLC (the “Sub-Adviser”) was terminated effective June 30, 2022. The Master Fund did not pay the Sub-Adviser directly, but rather the Sub-Adviser was entitled to a portion of the Management Fee received by the Investment Manager.

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of each Limited Partner interests of the Master Fund exceed the non-cumulative “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill for the last business day of the last calendar year (the “Performance Allocation”). The Performance Allocation is made on a “peak to peak”, or “high watermark” basis, which means that no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser was entitled to a percentage of the Performance Allocation the General Partner receives from the Master Fund. For the year ended September 30, 2022, a Performance Allocation of $286,255 was accrued or earned.

Each member of the Board who is not an “interested person” of the Master Fund (“Independent Director”), as defined by the 1940 Act, receives an annual retainer. The allocation of the retainer to the Master Fund is based on the assets under management of all of the affiliated funds and trusts that the Board oversees. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Master Fund has engaged ACA Global Group (“ACA Global”) to provide compliance services including the appointment of the Master Fund’s Chief Compliance Officer. ACA Global is paid an annual fee of $63,000 for services provided.

6.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) an administration fee based on the month-end partners’ capital of the Master Fund. Fund Services also provides regulatory administrative services and accounting. UMB Fund Services, Inc. (“UMBFS”) provides transfer agency functions, and shareholder services. For the year ended September 30, 2022, the total accounting, administration and transfer agency fees were $196,894.

U.S. Bank, N.A. (“USB”) serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

7.	INVESTMENT TRANSACTIONS

There were no total purchases of Adviser Funds and securities for the period ended September 30, 2022. Total proceeds from redemptions, sales, or other dispositions of Adviser Funds and securities for the period ended September 30, 2022 amounted to $1,406,199. The cost of investments in Adviser Funds for U.S. Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Adviser Funds. The Master Fund relies upon actual and estimated tax information provided by the Adviser Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2022.

The Master Fund invests substantially all of its available capital in Adviser Funds and Private Investments. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

8.	INDEMNIFICATION

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2022 (Unaudited)

9.	RISK FACTORS

An investment in the Master Fund involves significant risks, including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Master Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Master Fund’s investments. The Master Fund generally does not employ leverage. However, certain Adviser Funds may employ leverage, either synthetically or through borrowed funds, which can enhance returns or increase losses on smaller changes in the value of an underlying investment. Adviser Funds that invest in fixed income securities may be subject to interest rate risk, where changes in interest rates affect the value of the underlying fixed income investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Adviser Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Manager on behalf of the Master Fund. Adviser Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund’s liquidity in the respective Adviser Fund.

Adviser Funds generally require the Master Fund to provide advanced notice of its intent to redeem the Master Fund’s total or partial interest and may delay or deny a redemption request depending on the Adviser Funds’ governing agreements. Interests in the Master Fund provide limited liquidity since Limited Partners will not be able to redeem interests on a daily basis because the Master Fund is a closed-end fund. Therefore, investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

The Master Fund’s investments may be made in a number of different currencies. Any returns on, and the value of, such investments may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Master Fund’s investments are denominated against the U.S. dollar may result in a decrease in value of the Master Fund’s partners’ capital.

10.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Master Fund’s financial performance. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner’s results may vary from those shown below due to the timing of capital transactions and Performance Allocation.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Limited Partners’ capital.

12

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Concluded)

As of and for the period ended September 30, 2022 (Unaudited)

10. FINANCIAL HIGHLIGHTS (concluded)

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

	For the period ended September 30, 2022 (Unaudited)	For the Years Ended March 31,
		2022	2021	2020	2019	2018
Total return before Performance Allocation	4.21%	10.51%	39.09%	-9.73%	10.41%	7.69%
Total return after Performance Allocation	4.03%	9.61%	37.26%	-9.74%	9.72%	7.51%
Partners’ capital, end of year (000’s)	$321,467	$316,901	$305,822	$299,318	$419,786	$482,268
Portfolio turnover rate	0.00%	108.49%	3.66%	7.96%	9.62%	18.90%
Ratio of net investment income/(loss), excluding Performance Allocation	-1.46%	-1.04%	-0.83%	-0.53%	-0.64%	-0.79%
Ratio of other operating expenses to average partners’ capital, excluding credit facility fees, interest expense, and Performance Allocation	1.35%	1.52%	1.55%	1.43%	1.36%	1.36%
Ratio of credit facility fees and interest expense to average partners’ capital	0.11%	0.11%	0.10%	0.07%	0.05%	0.08%
Operating expenses, excluding Performance Allocation	1.46%	1.63%	1.65%	1.50%	1.41%	1.44%
Performance Allocation	0.18%	0.90%	1.83%	0.01%	0.69%	0.18%
Total Operating expenses and Performance Allocation	1.64%	2.53%	3.48%	1.51%	2.10%	1.62%

11.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no other subsequent events that required adjustment to our disclosure in the financial statements.

13

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Board of Directors
(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information is set forth below. The business address of each Director is care of Hatteras Investment Partners, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615. The term of office of each Director is from the time of such Director’s election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days’ prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to present); Chief Executive Officer of Hatteras Investment Partners (2014 to present); Co-Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) in 2003.	5
INDEPENDENT DIRECTORS
H. Alexander Holmes May, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to present).	5
Steve E. Moss, CPA February, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to present).	5
Gregory S. Sellers May, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Chief Operating Officer, Spectrum Consultants, Inc., a sales marketing firm in the prior housing industry (2015 to present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to present).	5
Thomas Mann February, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to present).	5

[1]	The “Fund Complex” consists of, as of September 30, 2022, the Feeder Funds and the Master Fund.
[2]	Deemed to be an “interested” Director of the Master Fund because of his affiliations with Hatteras Investment Partners.

14

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Fund Management
(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Master Fund. The business address of each officer is care of Hatteras Investment Partners, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Kevin Hourihan[2] January 1951	Chief Compliance Officer	Since 2022

Senior Principal Consultant, ACA Global LLC (2022 to present), Chief Compliance Officer of Ashmore Funds, Ashmore Group (2017 to 2022), Investment Management Chief Compliance Offer, Ashmore Equities Investment Management (2015 to 2019).

N/A
Allison Zollicoffer March, 1956	Treasurer	Since 2019

Chief Financial Officer, Hatteras Investment Partners (2018 to present); self-employed as Fractional CFO/Financial Consultant with companies in wholesale distribution, real estate, specialty apparel and light manufacturing (since 2012).

N/A
Brittney L. Chick-Reny February, 1993	Secretary	Since 2019	Director of Operations, Hatteras Investment Partners (2019 to present); Operations Associate (2019).	N/A

[1]	The “Fund Complex” consists of, as of September 30, 2022, the Feeder Funds and the Master Fund.
[2]	William Woolverton resigned as Chief Compliance Officer effective October 7, 2022 and Kevin Hourihan was appointed Chief Compliance Officer effective October 7, 2022.

15

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Other Information
(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast during the period ended June 30, 2022 is available at http://www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at http://www.sec.gov.

16

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Hatteras Core Alternatives Funds

8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

Investment Manager and Fund Servicing Agent

Hatteras Investment Partners, L.P.
8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

Sub-Adviser

Portfolio Advisors, LLC
9 Old Kings Highway South
Darien, CT 06820

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103

Administrator and Fund Accountant

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
811 East Wisconsin Ave.
Milwaukee WI 53202

Custodian

U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

Distributor

Hatteras Capital Distributors, LLC
8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

HATTERASINVESTMENTPARTNERS.COM / T: 919.846.2324 / F: 919.846.3433

8510 COLONNADE CENTER DRIVE / SUITE 150 / RALEIGH, NC 27615-6520

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period ended on September 30, 2022, reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Not Applicable

(2)A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives Fund, L.P.

By (Signature and Title)	/s/ David B. Perkins, President
David B. Perkins, President

Date	12/06/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins, President
David B. Perkins, President

Date	12/06/2022

By (Signature and Title)	/s/ Allison Zollicoffer, Treasurer
David B. Perkins, President

Date	12/06/2022